Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩) [1]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	₩ 79,450,093	$ 53,760,230	₩ 77,038,267	[1]	₩ 70,092,497
Financial Investments [Abstract]
Financial investments	131,009,464	$ 88,648,089	122,199,529	[1]	₩ 115,452,659
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	79,450,093		77,038,267
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Government and public bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	13,389,804		10,100,109
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Financial bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	11,601,280		12,793,559
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Corporate bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	7,323,299		6,677,388
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Asset-backed securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	39,444		68,093
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Beneficiary certificates
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	20,644,681		20,511,995
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Derivative-linked securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,924,109		2,197,575
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other debt securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	18,846,019		20,309,713
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other due from financial institutions
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	59,838		79,811
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	158,519		93,743
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Stocks
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	3,964,021		3,498,880
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other equity securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	311,316		523,675
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Privately placed bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	208,856		150,208
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other loans
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	978,907		33,518
Financial assets at fair value through other comprehensive income
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	93,895,912		82,498,140
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	38,108,213		33,455,476
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	26,091,249		20,898,723
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	22,059,099		22,492,869
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	2,366,140		1,963,242
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	111,295		116,127
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,643,898		1,951,150
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	9,410		9,560
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	2,059,980		809,943
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,446,628		801,050
Financial assets at amortized cost
Financial Investments [Abstract]
Financial assets at amortized cost	72,969		167,848
Financial assets at amortized cost | Government and public bonds
Financial Investments [Abstract]
Financial assets at amortized cost	6,029,059		6,507,625
Financial assets at amortized cost | Financial bonds
Financial Investments [Abstract]
Financial assets at amortized cost	12,761,712		14,257,747
Financial assets at amortized cost | Corporate bonds
Financial Investments [Abstract]
Financial assets at amortized cost	8,946,009		9,368,943
Financial assets at amortized cost | Asset-backed securities
Financial Investments [Abstract]
Financial assets at amortized cost	9,321,199		9,418,498
Financial assets at amortized cost | Other debt securities
Financial Investments [Abstract]
Financial assets at amortized cost	(17,396)		(19,272)
Financial assets at amortized cost | Allowances for credit losses
Financial Investments [Abstract]
Financial assets at amortized cost	₩ 37,113,552		₩ 39,701,389

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.